Reconciliation of Cash, Cash Equivalents and Restricted Cash to the Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	¥ 10,879	$ 1,528	¥ 8,085
Restricted cash - non current	5,000	702	5,000
Total	¥ 15,879	$ 2,230	¥ 13,085